Leases - Activity in finance lease liabilities (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities
Balance at beginning of period	$ 6,131	$ 5,919
Interest paid on lease liabilities	646	679
New contracts	725	1,271
Remeasurement on leases liabilities	350	198
Disposals	(103)	(29)
Payments	(2,033)	(1,907)
Balance at end of period	$ 5,716	$ 6,131